Trade and Other Receivables - Schedule of Trade receivables overdue-Third parties (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Trade receivables overdue-Third parties	$ 4,304	$ 3,531
Not later than three months [member]
Disclosure of trade and other receivables [line items]
Trade receivables overdue-Third parties	596	403
Later than three months to not later than six months [Member]
Disclosure of trade and other receivables [line items]
Trade receivables overdue-Third parties	52	67
Later than six months to not later than twelve months [Member]
Disclosure of trade and other receivables [line items]
Trade receivables overdue-Third parties	83	411
Later than twelve months [Member]
Disclosure of trade and other receivables [line items]
Trade receivables overdue-Third parties	$ 3,573	$ 2,650